FLOW THROUGH LIABILITY (Details Narrative) - CAD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
FLOW THROUGH LIABILITY
Common shares issue	15,384,615
Flow-through premium liability outstanding	769,231
Shares price per shares	$ 0.13
Gross proceeds from flow-through shares	$ 2,000,000
Flow through premium liability	$ 769,231	$ 769,231